SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Notes and other explanatory information [abstract]
Net loss before tax	$ (637,809)	$ (1,769,501)	$ (1,622,000)
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax recovery at statutory income tax rates	$ (173,000)	$ (478,000)	$ (438,000)
Non-deductible expenditures	31	646	90,924
Other	(132,752)	(78,026)	(136,333)
Adjustment to prior year provisions versus statutory tax returns	108,721	91,380	39,409
Change in valuation allowance	197,000	464,000	444,000
Income tax recovery